Cover Page	6 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	MESA AIR GROUP, INC.
Entity Central Index Key	0000810332
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity Primary SIC Number	4512
Entity Tax Identification Number	85-0302351
Entity Address, Address Line One	410 North 44th Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85008
City Area Code	602
Local Phone Number	685-4000
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	410 North 44th Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85008
City Area Code	602
Local Phone Number	685-4000
Contact Personnel Name	Michael J. Lotz